TRANSAMERICA ASSET MANAGEMENT GROUP
Transamerica Funds
Transamerica Series Trust
Transamerica Investors, Inc.
Transamerica Partners Funds Group
Transamerica Partners Funds Group II (each, a “fund”)
Supplement dated August 4, 2009 to the Prospectuses and Statements of Additional Information
     The following supplements the Prospectus and Statement of Additional Information as applicable for each fund listed below on Schedules I, II and III:
     Rationalization. The fund’s Board has approved a number of initiatives designed to achieve a more cohesive, focused and streamlined fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required.
     The following supplements the Prospectus and Statement of Additional Information for each fund listed as a “Target Fund” on Schedule I to this Supplement:
     Reorganization. The fund’s Board has approved a reorganization pursuant to which the fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Destination Fund”) listed opposite the fund on Schedule I in exchange for shares of the Destination Fund. The fund would then be liquidated, and shares of the Destination Fund would be distributed to fund shareholders.
     Under the reorganization, fund shareholders would receive shares of the Destination Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.
     The reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders (if so indicated on Schedule I). Materials describing the reorganization are expected to be mailed later in 2009 (early 2010 for Transamerica Series Trust funds). If the closing conditions are satisfied, the reorganization is expected to occur during the fourth quarter of 2009 (second quarter of 2010 for Transamerica Series Trust funds). Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the fund’s Prospectus.
     The following supplements the Prospectus and Statement of Additional Information for each fund listed on Schedule II to this Supplement:
     Liquidation. The fund’s Board has approved the termination and liquidation of the fund. Effective September 1, 2009, the fund will no longer be accepting purchase orders for its shares. The fund will be liquidated on or about September 30, 2009.
     In order to achieve an orderly liquidation, a portion of the fund’s assets may be converted into cash and/or money market securities prior to September 30, 2009. Should a fund convert its assets to cash and/or money market securities, the fund would no longer be pursuing its stated investment objective.
     The following supplements the Prospectus and Statement of Additional Information for each fund listed on Schedule III to this Supplement:
     New subadviser. The fund’s Board has approved a new subadviser for the fund, as indicated for the fund on Schedule III. In each case the new subadviser is an affiliate of Transamerica. Under the Investment Company Act of 1940, shareholder approval of the agreement with the new subadviser must be obtained, and the Board has authorized seeking such approval. Proxy materials describing the new subadviser are expected to be mailed later in 2009. If shareholder approval is obtained, the new agreement could take effect in the fourth quarter of 2009.

* * *

Date of Prospectus
Fund	and Statement of Additional Information
Transamerica Funds	Prospectus — March 1, 2009
Transamerica American Century Large Company Value	Statement of Additional Information — July 1, 2009
Transamerica Balanced
Transamerica Convertible Securities
Transamerica Diversified Equity
Transamerica Equity
Transamerica Evergreen Health Care
Transamerica Evergreen International Small Cap
Transamerica Flexible Income
Transamerica Growth Opportunities
Transamerica High Yield Bond
Transamerica Legg Mason Partners All Cap
Transamerica Marsico Growth
Transamerica Marsico International Growth
Transamerica Money Market
Transamerica Science & Technology
Transamerica Templeton Global
Transamerica Value Balanced

Transamerica Series Trust	May 1, 2009
Transamerica American Century Large Company Value VP
Transamerica Balanced VP
Transamerica BlackRock Large Cap Value VP
Transamerica Diversified Equity VP
Transamerica Jennison Growth VP
Transamerica Legg Mason Partners All Cap VP
Transamerica Marsico Growth VP
Transamerica Munder Net 50 VP
Transamerica Science & Technology VP
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Growth Stock VP
Transamerica Templeton Global VP
Transamerica Value Balanced VP

Transamerica Investors, Inc.	May 1, 2009
Transamerica Premier Balanced Fund
Transamerica Premier Cash Reserve Fund
Transamerica Premier Diversified Equity Fund
Transamerica Premier Equity Fund
Transamerica Premier Focus Fund
Transamerica Premier Growth Opportunities Fund
Transamerica Premier High Yield Bond Fund
Transamerica Premier Institutional Bond Fund
Transamerica Premier Institutional Diversified Equity Fund
Transamerica Premier Institutional Equity Fund
Transamerica Premier Institutional Small Cap Value Fund

Date of Prospectus
Fund	and Statement of Additional Information
Transamerica Partners Funds Group	May 1, 2009
Transamerica Partners Core Bond
Transamerica Partners Growth
Transamerica Partners Large Growth
Transamerica Partners Large Value
Transamerica Partners Total Return Bond
Transamerica Partners Value

Transamerica Partners Funds Group II	May 1, 2009
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional Growth
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Total Return Bond
Transamerica Partners Institutional Value

Schedule I

Target Fund(s)	Destination Fund

Transamerica Premier Balanced Fund	Transamerica Balanced
Transamerica Value Balanced

Transamerica Premier Cash Reserve Fund*	Transamerica Money Market

Transamerica Premier Diversified Equity Fund	Transamerica Diversified Equity
Transamerica Premier Institutional Diversified Equity Fund
Transamerica Science & Technology
Transamerica Templeton Global

Transamerica Premier Equity Fund	Transamerica Equity
Transamerica Premier Institutional Equity Fund

Transamerica Premier Focus Fund	Transamerica Legg Mason Partners All Cap

Transamerica Premier Growth Opportunities Fund	Transamerica Growth Opportunities

Transamerica Premier High Yield Bond Fund*	Transamerica High Yield Bond

Transamerica Convertible Securities	Transamerica Flexible Income

Transamerica Partners Value	Transamerica Partners Large Value

Transamerica Partners Growth	Transamerica Partners Large Growth

Transamerica Partners Total Return Bond	Transamerica Partners Core Bond

Transamerica Partners Institutional Value	Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Growth	Transamerica Partners Institutional Large Growth

Transamerica Partners Total Institutional Return Bond	Transamerica Partners Institutional Core Bond

*	Requires shareholder approval.

Target Fund(s)	Destination Fund

Transamerica Templeton Global VP	Transamerica Diversified Equity VP
Transamerica Science & Technology VP
Transamerica Munder Net 50 VP*

Transamerica Value Balanced VP	Transamerica Balanced VP

Transamerica American Century Large Company Value VP*	Transamerica BlackRock Large Cap Value VP
Transamerica T. Rowe Price Equity Income VP*

Transamerica Marsico Growth VP	Transamerica Jennison Growth VP
Transamerica T. Rowe Price Growth Stock VP

*	Requires shareholder approval.

Schedule II

Fund

Transamerica American Century Large Company Value

Transamerica Evergreen Health Care

Transamerica Evergreen International Small Cap

Transamerica Marsico Growth

Transamerica Marsico International Growth

Transamerica Premier Institutional Bond Fund

Transamerica Premier Institutional Small Cap Value Fund

Schedule III

Fund	Proposed New Subadviser

Transamerica Legg Mason Partners All Cap	Transamerica Investment Management, LLC

Transamerica Legg Mason Partners All Cap VP	Transamerica Investment Management, LLC
Investors Should Retain this Supplement for Future Reference